Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2023	Mar. 31, 2023
Assets, Fair Value Disclosure [Abstract]
Short-term investments	$ 800	$ 661
Equity method investments under fair value option	578	592
Fair Value, Recurring
Financial Liabilities Fair Value Disclosure [Abstract]
Foreign currency forward contracts	8	1
Total financial liabilities	8	1
Fair Value, Inputs, Level 1, Level 2, and Level 3
Assets, Fair Value Disclosure [Abstract]
Short-term investments	800	661
Equity method investments under fair value option	466	482
Convertible loans receivable	32	31
Foreign currency forward contracts	0	10
Total financial assets	1,298	1,184
Level 1
Assets, Fair Value Disclosure [Abstract]
Short-term investments	800	661
Equity method investments under fair value option	0	0
Convertible loans receivable	0	0
Foreign currency forward contracts	0	0
Total financial assets	800	661
Level 1 | Fair Value, Recurring
Financial Liabilities Fair Value Disclosure [Abstract]
Foreign currency forward contracts	0	0
Total financial liabilities	0	0
Level 2
Assets, Fair Value Disclosure [Abstract]
Short-term investments	0	0
Equity method investments under fair value option	0	0
Convertible loans receivable	0	0
Foreign currency forward contracts	0	10
Total financial assets	0	10
Level 2 | Fair Value, Recurring
Financial Liabilities Fair Value Disclosure [Abstract]
Foreign currency forward contracts	8	1
Total financial liabilities	8	1
Level 3
Assets, Fair Value Disclosure [Abstract]
Short-term investments	0	0
Equity method investments under fair value option	466	482
Convertible loans receivable	32	31
Foreign currency forward contracts	0	0
Total financial assets	498	513
Level 3 | Fair Value, Recurring
Financial Liabilities Fair Value Disclosure [Abstract]
Foreign currency forward contracts	0	0
Total financial liabilities	$ 0	$ 0